Subsidiaries - Narratives (Details) £ in Thousands, $ in Thousands					1 Months Ended			12 Months Ended
	Apr. 01, 2024 GBP (£)	Jul. 07, 2022 USD ($)	Jan. 04, 2022 USD ($)	Jan. 04, 2022 GBP (£)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 GBP (£)	Jul. 31, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Mar. 31, 2023 GBP (£)
Subsidiaries
Percentage of voting interests			100.00%	100.00%
Selling shareholders amount	£ 1,000		$ 1,349
Deferred consideration shareholders, percentage	39.00%
Aggregate amount | £				£ 7,000
Gross profit								$ (1,029)	$ (1,110)	$ (872)
Revenues								57,775	56,314	$ 43,633
Revenue paid					$ (1,163)	£ 1,000
Deferred consideration amount | £													£ 522	£ 750
Selling shareholders, percentage							39.00%
Payment of settle liabilities (in Dollars)									$ 5,544
Contingent consideration
Subsidiaries
Selling shareholders, percentage							39.00%
General and Administrative Expenses
Subsidiaries
Acquisition related costs (in Dollars)								$ 1,094
Subsequent
Subsidiaries
Deferred consideration amount | £											£ 435	£ 348
Bottom of range
Subsidiaries
Remaining contingent consideration | £														4,500
Top of range
Subsidiaries
Remaining contingent consideration | £														£ 6,000
Acquisition of Formatec Holdings
Subsidiaries
Percentage of voting interests		100.00%
Acquisition related costs (in Dollars)		$ 888
Cash paid (in Dollars)		$ 13,611
Business Combination
Subsidiaries
Earn-out consideration shareholders			39.00%	39.00%